Financial Risks - Schedule of Credit Risk Concentration - Credit Rating (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 32,906	€ 35,704
AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	10,040	13,161
A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	22,520	28,599
BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	20,646	26,370
BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,842	2,376
B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,273	1,260
CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,828	2,326
Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	98	466
A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	91,153	110,262
Government bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	21,855	22,620
Government bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	5,462	5,682
Government bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	311	569
Government bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,198	1,166
Government bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	269	158
Government bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	152	91
Government bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2	4
Government bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	29,249	30,289
Corporate bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	792	912
Corporate bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,879	4,835
Corporate bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	20,765	26,291
Corporate bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	19,045	24,662
Corporate bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,395	1,943
Corporate bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,011	1,023
Corporate bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	309	386
Corporate bonds [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	3	4
Corporate bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	46,199	60,055
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	7,102	9,809
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,700	2,645
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,443	1,740
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	396	540
RMBs CMBSs ABSs [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	178	274
RMBs CMBSs ABSs [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	111	145
RMBs CMBSs ABSs [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,516	1,937
RMBs CMBSs ABSs [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	12,446	17,090
Other credit grades [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	3,157	2,362
Other credit grades [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	6	3
Other credit grades [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	95	462
Other credit grades [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 3,258	€ 2,827